Document And Entity Information	Mar. 29, 2021
Document Information [Line Items]
Entity, Registrant Name	The New Home Company Inc.
Document, Type	8-K
Document, Period End Date	Mar. 29, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36283
Entity, Tax Identification Number	27-0560089
Entity, Address, Address Line One	6730 N Scottsdale Rd., Suite 290
Entity, Address, City or Town	Scottsdale
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85253
City Area Code	602
Local Phone Number	767-1426
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001574596
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	NWHM
Security Exchange Name	NYSE
SeriesAJuniorParticipatingPreferredSharePurchaseRights Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Share Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true